Explanation of the Effects of Transition to International Financial Reporting Standards - Reconciliation of Equity, Loss and Other Comprehensive Loss Between Italian GAAP and IFRS (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	€ 104,534	€ 143,999
Profit / (loss) for the period	33,119	(30,845)	[1]
Other comprehensive income/(loss) for the year, net of tax	824	(7,894)
Equity, ending balance	138,181	104,534
Attributable to Owners of the Company [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	102,495	140,554
Profit / (loss) for the period	33,289	(30,392)
Other comprehensive income/(loss) for the year, net of tax	800	(7,667)
Equity, ending balance	136,547	102,495
Attributable to Non-controlling interests [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	2,039	3,445
Profit / (loss) for the period	(170)	(453)
Other comprehensive income/(loss) for the year, net of tax	24	(227)
Equity, ending balance	1,634	2,039
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	108,485	152,482
Profit / (loss) for the period		(31,852)
Other comprehensive income/(loss) for the year, net of tax		(11,419)
Equity, ending balance		108,485
Previous GAAP [member] | Attributable to Owners of the Company [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	106,446	149,037
Profit / (loss) for the period		(31,399)
Equity, ending balance		106,446
Previous GAAP [member] | Attributable to Non-controlling interests [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	2,039	3,445
Profit / (loss) for the period		(453)
Equity, ending balance		2,039
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(3,951)	(8,483)
Profit / (loss) for the period		1,007
Other comprehensive income/(loss) for the year, net of tax		3,525
Equity, ending balance		(3,951)
Effect of transition to IFRSs [member] | Attributable to Owners of the Company [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		(8,483)
Effect of transition to IFRSs [member] | Attributable to Non-controlling interests [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance
Effect of transition to IFRSs [member] | Functional currency adjustment [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	7,602	6,180
Profit / (loss) for the period		(2,219)
Other comprehensive income/(loss) for the year, net of tax		3,641
Equity, ending balance		7,602
Effect of transition to IFRSs [member] | Costs not eligible for capitalization included in property, plant and equipment [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(329)	(399)
Profit / (loss) for the period		70
Equity, ending balance		(329)
Effect of transition to IFRSs [member] | Costs not eligible for capitalization included in intagible assets [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		(306)
Profit / (loss) for the period		306
Effect of transition to IFRSs [member] | Write-off of amortization of goodwill [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	323
Profit / (loss) for the period		323
Equity, ending balance		323
Effect of transition to IFRSs [member] | Revenue of finished goods derecognized [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(3,056)	(4,364)
Profit / (loss) for the period		1,308
Equity, ending balance		(3,056)
Effect of transition to IFRSs [member] | Deferred costs for slotting fees [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	1,399	204
Profit / (loss) for the period		1,195
Equity, ending balance		1,399
Effect of transition to IFRSs [member] | Deferred revenues for Natuzzi Display System [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(2,636)	(1,594)
Profit / (loss) for the period		(1,042)
Equity, ending balance		(2,636)
Effect of transition to IFRSs [member] | Deferred costs for Natuzzi Display System [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	2,031	1,229
Profit / (loss) for the period		802
Equity, ending balance		2,031
Effect of transition to IFRSs [member] | Deferred revenues for Service Type Warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(960)	(609)
Profit / (loss) for the period		(351)
Equity, ending balance		(960)
Effect of transition to IFRSs [member] | Deferred costs for Service Type Warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	519	330
Profit / (loss) for the period		189
Equity, ending balance		519
Effect of transition to IFRSs [member] | IAS 19 adjustment - employees' leaving entitlement [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(1,610)	(1,635)
Profit / (loss) for the period		133
Other comprehensive income/(loss) for the year, net of tax		(108)
Equity, ending balance		(1,610)
Effect of transition to IFRSs [member] | Government Grants [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(6,962)	(7,565)
Profit / (loss) for the period		603
Equity, ending balance		(6,962)
Effect of transition to IFRSs [member] | Tax effects of IFRS adjustments [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	€ (272)	46
Profit / (loss) for the period		(310)
Other comprehensive income/(loss) for the year, net of tax		(8)
Equity, ending balance		€ (272)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.